Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		$ (10,154,000)		$ (3,559,000)		$ (18,438,000)	$ (7,113,000)	$ (17,392,000)	$ (9,889,000)
Other Nonoperating Income (Expense) [Abstract]
Total other (expense) income		(9,000)				(19,000)	(62,000)	(67,000)	(199,000)
Net loss		$ (90,442,000)		$ (2,194,000)		$ (245,360,000)	$ (3,429,000)	$ (30,419,000)	$ (11,467,000)
Basic and diluted weighted average shares outstanding		8,768,051		7,100,668		8,271,509	7,098,016	7,108,389	7,043,575
Earnings Per Share, Basic and Diluted		$ (10.31)		$ (0.31)		$ (29.66)	$ (0.48)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	$ (41,854)	$ (677,551)			$ (708,829)	$ (923,151)
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities	(735,490)				(735,490)
Total other (expense) income	(735,490)				(2,585,436)
Net loss	(777,344)	(6,784,606)	$ 9,238,963		(3,294,265)	2,454,357
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	(41,854)				(708,829)
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities					0
Total other (expense) income					4,454
Net loss	(41,854)				(704,375)
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities	(735,490)				(735,490)
Total other (expense) income	(735,490)				(2,589,890)
Net loss	$ (735,490)				(2,589,890)
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Net loss		$ 3,293			$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding	21,810,415	22,474,838			21,719,426	22,024,254
Earnings Per Share, Basic and Diluted		$ 0			$ 0.00	$ 0
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding					23,734,800
Earnings Per Share, Basic and Diluted					$ 0.00
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,732,994				8,310,766
Earnings Per Share, Basic and Diluted	$ (0.12)				$ (0.40)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,437,865				7,052,256
Earnings Per Share, Basic and Diluted	$ (0.01)				$ (0.10)